UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500 Chicago, Illinois 60606	71 South Wacker Drive Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	LONG-TERM INVESTMENTS - 148.6%

	Alabama - 1.7%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,226,940

	Alaska - 0.2%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36	322,320

	Arizona - 3.8%
1,350	Arizona St. Univ. Rev.,
	5.00%, 7/01/37	1,543,010
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	715,364
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	4.00%, 1/01/34	1,044,310
500	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	553,955
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38	1,094,120

		4,950,759

	California - 21.1%
1,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/01/39,
	Prerefunded 4/01/19 @ $100 (b)	1,025,790
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,680,375
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	285,274
1,000	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,031,180
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	108,659

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	$1,154,310
355	California St. Gen. Oblig.,
	6.00%, 4/01/38
	Prerefunded 4/01/19 @ $100 (b)	366,204
645	California St. Gen. Oblig.,
	6.00%, 4/01/38	663,608
500	California St. Gen. Oblig.,
	5.50%, 3/01/40	529,015
2,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	2,281,340
550	California Statewide Communities Dev.
	Auth. Rev., Marin General Hosp.,
	4.00%, 8/01/45	558,970
575	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	665,586
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,151,500
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,077,720
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	321,056
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/01/34	1,165,150
450	Manteca City Wtr. Rev.,
	5.00%, 7/01/33	496,107
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	296,908
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,900,925
780	Sacramento Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 12/01/24, BAM	906,383
1,000	San Jose Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/42	1,044,590

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	$1,396,728
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,265,620
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,033,910
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	1,799,945

		27,206,853

	Colorado - 4%
1,120	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	1,099,414
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/01/27	454,460
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42	1,103,700
1,535	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	1,907,422
500	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	521,470

		5,086,466

	Connecticut - 4.1%
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32	746,228
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41	1,057,390
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	589,243
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	491,655
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,093,270
1,200	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,353,192

		5,330,978

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	District of Columbia - 1.7%
$1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/01/31	$1,055,860
1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	1,153,490

		2,209,350

	Florida - 21.7%
755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	864,694
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/01/23	1,570,065
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,039,190
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,072,560
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,151,080
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,618,041
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,088,250
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	559,155
1,080	Miami Beach Hlth. Facs. Auth.
	Hosp. Rev.,
	5.00%, 11/15/39	1,143,752
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	560,010
500	Miami-Dade Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/33	567,705
1,065	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/01/45	1,177,837
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,473,524
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32	271,980
2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/35	2,220,040

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38	$1,114,020
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,520,490
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,494,804
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	939,228
200	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	215,884
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	683,081
500	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	563,110

		27,908,500

	Georgia - 2.3%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	564,265
300	Atlanta Wtr. & Wstwtr. Rev.,
	5.00%, 11/01/26	347,298
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/01/39
	Prerefunded 7/01/19 @ $100 (b)	2,063,460

		2,975,023

	Idaho - 0.2%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	268,145

	Illinois - 14.3%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	510,000
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,099,810
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	706,217
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	289,550
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	279,115

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	$749,151
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	277,933
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	927,159
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/01/45	1,329,909
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/01/42	556,563
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	566,062
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,070,578
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,097,460
1,025	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,089,442
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,079,660
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,215,640
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	837,037
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	375,250
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,114,490
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,105,030
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,090,360

		18,366,416

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Indiana - 1.1%
$240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	$271,915
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,079,580
65	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/01/38,
	Prerefunded 8/01/18 @ $100 (b)	65,000

		1,416,495

	Louisiana - 5.1%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,396,700
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	670,679
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,392,612
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	328,836
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33	534,880
1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/01/30, AGM	1,172,677
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37	1,100,960

		6,597,344

	Maine - 1.8%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/1/23 @ $100 (b)	107,797
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	978,079
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	658,391
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	581,315

		2,325,582

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Maryland - 1.1%
$250	Baltimore Convention Center Hotel Rev.,
	5.00%, 9/01/36	$277,923
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/01/39	1,100,220

		1,378,143

	Massachusetts - 6.9%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	3,795,870
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/01/25, AGM	1,192,440
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,264,170
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/01/40
	Prerefunded 5/1/20 @ $100 (b)	2,116,300
410	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	459,065

		8,827,845

	Michigan - 1.9%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,075,950
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	602,745
500	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	517,670
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	246,024

		2,442,389

	Nebraska - 2.2%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	541,500
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,288,265

		2,829,765

	New Jersey - 1.9%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	428,704

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	$253,296
350	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/36
	Prerefunded 1/01/19 @ $100 (b)	355,278
1,250	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	1,399,638

		2,436,916

	New York - 10.5%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	936,810
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	329,664
700	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	764,911
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	600,188
450	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	479,349
1,000	New York City Transitional Fin. Auth. Rev.,
	5.00%, 2/01/34	1,136,260
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,113,430
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.375%, 6/15/43	1,080,120
1,000	New York City Mun. Wtr. Fin. Auth.,
	Wtr. & Swr. Sys. Rev.,
	5.50%, 6/15/43	1,083,240
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/01/28,
	Prerefunded 10/01/18 @ $100 (b)	1,514,850
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,270,580
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,013,526
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	560,835

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	$215,797
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	455,984

		13,555,544

	Ohio - 5.9%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/01/25	752,213
555	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	579,675
500	Ohio St. Gen. Oblig.,
	5.00%, 9/01/30
	Prerefunded 9/01/20 @ $100 (b)	534,115
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,002,220
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31
	Prerefunded 2/15/20 @ $100 (b)	1,093,758
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/01/20, AGM	2,613,998

		7,575,979

	Oregon - 1.8%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	568,280
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	631,993
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	Convertible CAB,
	5.00%, 6/15/36	1,154,700

		2,354,973

	Pennsylvania - 4.8%
170	Butler Cnty. Hosp. Auth. Rev.,
	Butler Hlth. Sys.,
	5.00%, 7/01/35	185,752
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,216,380
500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	528,610

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,020	Pennsylvania St. Tpk. Commision,
	Oil Franchise Tax Rev.,
	5.00%, 12/01/23, AGC,
	Prerefunded 12/01/19 @ $100 (b)	$1,066,002
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/01/41	2,119,760

		6,116,504

	Rhode Island - 2.3%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,228,478
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,715,680

		2,944,158

	South Carolina - 2%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,256,540
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	333,294

		2,589,834

	Tennessee - 5.2%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	269,612
1,620	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/20	1,725,041
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,089,100
740	Tennessee St. Hsg. Dev. Agy.,
	Residential Fin. Prog. Rev.,
	3.625%, 7/01/32	752,994
500	Tennessee St. Hsg. Dev. Agy.,
	Residential Fin. Prog. Rev.,
	3.90%, 7/01/42	503,740
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,315,580

		6,656,067

	Texas - 8.8%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	889,091

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/01/48,
	Prerefunded 12/01/18 @ $100 (b)	$1,012,930
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	734,949
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32	542,235
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,431,813
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,086,300
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,586,461
90	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/01/38, PSF,
	Prerefunded 8/01/18 @ $100 (b)	90,000
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/01/31	1,126,440
1,000	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,018,850
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	793,961
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,019,620

		11,332,650

	Vermont - 2.1%
2,000	Univ. of Vermont & St. Agric. College
	Gen. Oblig.,
	5.00%, 10/01/38	2,174,180
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	556,750

		2,730,930

	Virginia - 2.9%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/01/26	1,455,887
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,256,820

		3,712,707

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

Principal Amount (000)	Description (a)	Value
	Washington - 0.9%
$1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/01/41	$1,134,660

	West Virginia - 0.3%
300	Monongalia Cnty. Bldg. Comm. Rev.,
	5.00%, 7/01/30	331,680

	Wisconsin - 2.8%
1,205	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,320,029
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	243,277
190	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33,
	Prerefunded 5/01/19 @ $100 (b)	196,426
1,810	Wisconsin St. Gen. Rev.,
	6.00%, 5/01/33
	Prerefunded 5/01/19 @ $100 (b)	1,871,214

		3,630,946

	Wyoming - 1.2%
1,490	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/01/20	1,540,869

	Total Long-Term Investments
	(Cost $185,058,596)	191,313,730

	TOTAL INVESTMENTS - 148.6%
	(Cost $185,058,596)	191,313,730
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (50.5)%	(65,000,000)
	Other assets less other liabilities - 1.9%	2,423,862

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$128,737,592

(a) The following abbreviations are used in the portfolio descriptions:

AGC–Assured Guaranty Corp.*

AGM–Assured Guaranty Municipal Corp.*

AMBAC–Ambac Assurance Corporation*

BAM–Build America Mutual Assurance Company*

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

July 31, 2018

(Unaudited)

CAB–Capital Appreciation Bond

COP–Certificate of Participation

FHA–Federal Housing Authority*

NRE–National Public Finance Guarantee Corporation*

PSF–Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2018:

Level 2
Municipal bonds	$191,313,730

There were no Level 1 or Level 3 priced securities held and there were no transfers between Level 1, Level 2 or Level 3 related to securities held at July 31, 2018.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: September 21, 2018

By (Signature and Title)	/S/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: September 21, 2018